Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Trust Deposit

On October 11, 2023, the Company deposited $80,000 into the Company’s trust account allowing the Company to extend the period of time it has to consummate its initial business combination by one month from October 13, 2023 to November 13, 2023. The Monthly Extension is the fifth of up to nine potential monthly extensions permitted under the Current Charter.

On November 10, 2023, the Company deposited $80,000 into the Company’s trust account allowing the Company to extend the period of time it has to consummate its initial business combination by one month from November 13, 2023 to December 13, 2023. The Monthly Extension is the sixth of up to nine potential monthly extensions permitted under the Current Charter. Accordingly, unless extended further, the Company has until December 13, 2023 to complete its initial business combination.

Issuance of New Promissory Note

On November 29, 2023, the Company issued an unsecured promissory note in the aggregate principal amount of $362,798 to the Sponsor, in exchange for the Sponsor advancing $362,798 to the Company to fund extensions of the amount of time the Company has to complete its initial business combination and to fund working capital expenses. The Note does not bear interest and matures upon the closing of an initial business combination by the Company. In addition, at the option of the holder, the Note may be paid by the Company through the issuance of private placement units of the Company at a price of $10.00 per unit. The loan will be forgiven, except to the extent of any funds held outside of the Company’s trust account, by the Sponsor, if Company is unable to consummate an initial business combination.

On November 30, 2023, the Company issued an unsecured promissory note in the aggregate principal amount of $60,000 to the Sponsor, in exchange for the Sponsor advancing $60,000 to the Company to fund extensions of the amount of time the Company has to complete its initial business combination and to fund working capital expenses. The Note does not bear interest and matures upon the closing of an initial business combination by the Company. In addition, at the option of the holder, the Note may be paid by the Company through the issuance of private placement units of the Company at a price of $10.00 per unit. The loan will be forgiven, except to the extent of any funds held outside of the Company’s trust account, by the Sponsor, if Company is unable to consummate an initial business combination.

Securities Purchase Agreement

On October 6, 2023, the Company entered into a securities purchase agreement (the “SPA”) with an institutional investor (the “Lender”) pursuant to which the Company agreed to execute and deliver to the Lender a senior secured convertible note (the “Note”), in exchange for a loan in the principal amount of $15,819,209. The Note shall accrue interest at an annual rate equal to the Prime Interest rate plus 5% per annum which is payable monthly in cash or, upon the Company’s option, in securities of the Company provided certain conditions are met at the increased interest rate of the Prime Interest rate plus 8% per annum. The Company is required to pay a late charge of 12% per annum (“Late Charges”) on any amount of principal or other amounts that are not paid when due. The Note is convertible into shares of the Company’s common stock, par value $.0001 per share (“Common Stock”) at the option of the Lender at a conversion price of $10.00 per share, subject to a one-time downward adjustment on the effective date of the registration statement providing for the resale of the common stock issuable upon conversion of the Note to a conversion price equal to the prior 5-day volume weighted average price, subject to a floor of $6.00. The conversion price is subject to a downward adjustment if the Company issues equity in the future at a price less than $10.00, except for equity issued in connection with certain strategic acquisitions. The conversion price is also subject to a downward adjustment if the Company fails to satisfy certain performance conditions set forth in the Note. Upon the Lender’s conversion of the Note, the conversion amount shall be equal to 115% of the principal amount to be converted under the Note plus any accrued and unpaid interest, and accrued and unpaid Late Charges on such principal and interest, if any (the “Conversion Rate”). Lender’s ability to convert the Note into shares of Common Stock is subject to a 4.99% blocker, such that Lender cannot convert the Note into shares of Common Stock to the extent it will make the Lender a beneficial owner of more than 4.99% of the Common Stock. The Company has the option to prepay the Note, upon thirty (30) business day written notice, by paying the product of the 20% redemption premium multiplied by the greater of (i) the conversion amount to be redeemed and (ii) the product of (x) the Conversion Rate with respect to the conversion amount to be redeemed multiplied by (y) the greatest closing sale price of our Common Stock on any trading day immediately preceding such notice of redemption and the date the Company makes the entire payment required. Based on the terms of the Note, the Company will receive proceeds under the Note in an amount of $13,700,000, before payment of expenses.

The SPA provides further that the Company shall execute and deliver to the Lender a security agreement, providing the Lender a security interest in all of the Company’s current assets and to be acquired assets (the “Security Agreement”). The Company shall also execute and deliver to the Lender a registration rights agreement to provide the Lender with certain registration rights in connection with the shares Common Stock into which the Note is convertible (the “Registration Rights Agreement”).

The SPA also provides that (a) Humble and ECD Auto Design UK Ltd. shall execute a guaranty (the “Guaranty”) to guaranty the obligations under the SPA, the Note and the Security Agreement, (b) all insider stockholders of the Common Stock shall execute a lock-up agreement (the “Lock-Up Agreement”) restricting their sale of the Common Stock until six (6) months after the registration statement registering the shares of Common Stock underlying the Note is declared effective, and (c) a joinder agreement (the “Joinder Agreement”), pursuant to which Humble and ECD Auto Design UK Ltd. agree and consent to be parties to the Security Agreement.

First Amendment to the Merger Agreement

On October 14, 2023, the Company, Humble, ECD UK Subsidiary, Merger Sub, and Scott Wallace entered into the first amendment to the Merger Agreement (the “Amendment”), which provides, among other things, that in exchange for 100% of the outstanding equity of Humble, the Company will issue 25,100,000 shares of Parent Common Stock, 39,000 shares of Parent Preferred Stock, a warrant to purchase shares of Parent Common Stock, a warrant to purchase shares of Parent Preferred Stock and a cash payment of $2,000,000 pro rate to the former security holders of Humble. The Amendment also removed the minimum cash closing condition contained in the Merger Agreement and replaced it with a condition to closing the Business Combination that the Company close the senior secured convertible note in the principal amount of $15,819,209.

Satisfaction and Discharge Agreement

On October 14, 2023, the Company and Humble entered into a Satisfaction and Discharge Agreement, pursuant to which the parties agreed that the Company’s deferred underwriting commission in the aggregate amount of $4,025,000 and the PIPE placement agent fee in the aggregate amount of $1,370,000 will be settled with (1) a cash payment in the amount of $500,000 at Closing and (2) issuance of 500,000 shares of Parent Common Stock to the Company, or its designees at Closing.

NOTE 10 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 3, 2023, EF Hutton Acquisition Corporation I (the “Registrant” or the “Parent”) entered into a Merger Agreement (the “Agreement”) with Humble Imports Inc, d/b/a E.C.D. Auto Design, a Florida corporation (the “Company”), ECD Auto Design UK, Ltd., an England and Wales corporation (the “ECD UK”), EFHAC Merger Sub, Inc., a Florida corporation (“Merger Sub”) and wholly-owned subsidiary of the Registrant, and Scott Wallace as Securityholder Representative, pursuant to which Merger Sub will merge with and into the Company with the Company as the surviving corporation and becoming a wholly-owned subsidiary of Parent (the “Merger”). In connection with the Merger, the Parent will change its name to “E.C.D. Automotive Design Inc.” or such other name designated by the Company by notice to Parent. The Board of Directors of the Registrant (the “Board”) has unanimously (i) approved and declared advisable the Agreement, the Merger and the other transactions contemplated thereby, and (ii) resolved to recommend approval of the Agreement and related matters by the stockholders of the Registrant.